Condensed Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Interest and similar income	£ 5,454	£ 2,786
Interest expense and similar charges	(3,093)	(638)
Net interest income	2,361	2,148
Fee and commission income	400	376
Fee and commission expense	(252)	(210)
Net fee and commission income	148	166
Other operating income	149	101
Total operating income	2,658	2,415
Operating expenses before credit impairment charges, provisions and charges	(1,232)	(1,186)
Credit impairment charges	(105)	(118)
Provisions for other liabilities and charges	(148)	(118)
Total operating credit impairment charges, provisions and charges	(253)	(236)
Profit before tax	1,173	993
Tax on profit	(315)	(233)
Profit after tax	858	760
Attributable to:
Equity holders of the parent	858	743
Non-controlling interests	0	17
Profit after tax	£ 858	£ 760